Debt (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Debt [Abstract]
Schedule of debt
Original issue discount subordinated debentures	$3,588,240
Original issue discount secured subordinated note	2,257,884
12% unsecured subordinated convertible debentures	2,250,000
Acquisition notes	10,500,000
Promissory notes and cash advances	2,522,868
Revolving lines of credit	1,086,300
Equipment financing loan	181,721
EIDL loan	300,000
PPP loans	365,470
23,052,483
Debt discount	(1,198,392)
Total	$21,854,091

Debenture notes	$2,214,000
Promissory notes	8,234,476
Acquisition notes	9,800,000
Other	621,662
Merchant cash advances	294,313
SBA loans	300,000
PPP loans	500,426
21,964,877
Debt issuance costs	(1,084,740)
Total	$20,880,137

Schedule of future contractual maturities of the debt
For the Year Ended December 31:
2022 (remainder of year)	$4,702,020
2023	3,648,993
2024	7,727,643
2025	3,991,953
2026	419,843
Thereafter	1,363,639
Total	$21,854,091

For the Year Ended December 31:
2022	$10,894,128
2023	1,231,699
2024	8,359,976
2025	69,780
2026	69,780
Thereafter	254,774
Total	$20,880,137